Going Concern And Liquidity Considerations	9 Months Ended
Sep. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern And Liquidity Considerations

6. GOING CONCERN AND LIQUIDITY CONSIDERATIONS

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. As of September 30, 2015, the Company has a negative working capital balance of $188,101 and an accumulated deficit of $17,300,043. The Company intends to fund operations through equity financing arrangements, which should be sufficient to fund its capital expenditures, working capital and other cash requirements for the next twelve months.

The ability of the Company to implement its business plan is dependent upon, among other things, obtaining additional financing to continue operations, research and development and production of its product.

The Company has a present offering to shareholders for 15,000,000 shares, of which 11,118,000 has been subscribed to date. The Company continues to offer the remaining 3,832,000 shares to those shareholders. With other potential future financing, management believes these initiatives alleviate the substantial doubt regarding the Company’s ability to continue as a going concern.